PREMISES AND EQUIPMENT, NET - Summary by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 6,873	$ 11,894
Luxembourg
Property, Plant and Equipment [Line Items]
Premises and equipment	3,883	5,451
United States
Property, Plant and Equipment [Line Items]
Premises and equipment	1,932	5,530
India
Property, Plant and Equipment [Line Items]
Premises and equipment	999	822
Uruguay
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 59	$ 91